Disclosure of detailed information about geographical areas segment reporting explanatory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Revenue	$ 490,472	$ 213,216
Royalty interests [Member]
Statements Line Items
Revenue	92,110	74,041
Stream interests [Member]
Statements Line Items
Revenue	35,457	19,751
Offtake interests [Member]
Statements Line Items
Revenue	362,905	119,424
North America Country Member
Statements Line Items
Revenue	442,976	180,689
North America Country Member | Royalty interests [Member]
Statements Line Items
Revenue	87,141	72,427
North America Country Member | Stream interests [Member]
Statements Line Items
Revenue	16,761	11,321
North America Country Member | Offtake interests [Member]
Statements Line Items
Revenue	339,074	96,941
South America Country Member
Statements Line Items
Revenue	11,177	5,377
South America Country Member | Royalty interests [Member]
Statements Line Items
Revenue	538	324
South America Country Member | Stream interests [Member]
Statements Line Items
Revenue	9,696	5,045
South America Country Member | Offtake interests [Member]
Statements Line Items
Revenue	943	8
Australia [Member]
Statements Line Items
Revenue	24,251	22,475
Australia [Member] | Royalty interests [Member]
Statements Line Items
Revenue	31	0
Australia [Member] | Stream interests [Member]
Statements Line Items
Revenue	1,332	0
Australia [Member] | Offtake interests [Member]
Statements Line Items
Revenue	22,888	22,475
Africa Country Member
Statements Line Items
Revenue	4,400	1,290
Africa Country Member | Royalty interests [Member]
Statements Line Items
Revenue	4,400	1,290
Africa Country Member | Stream interests [Member]
Statements Line Items
Revenue	0	0
Africa Country Member | Offtake interests [Member]
Statements Line Items
Revenue	0	0
Europe Country Member
Statements Line Items
Revenue	7,668	3,385
Europe Country Member | Royalty interests [Member]
Statements Line Items
Revenue	0	0
Europe Country Member | Stream interests [Member]
Statements Line Items
Revenue	7,668	3,385
Europe Country Member | Offtake interests [Member]
Statements Line Items
Revenue	$ 0	$ 0